TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2018
TRADE ACCOUNTS RECEIVABLE
TRADE ACCOUNTS RECEIVABLE

4)  TRADE ACCOUNTS RECEIVABLE

a)  Accounting policy

These are financial assets measured initially at fair value and subsequently, at amortized cost and are evaluated by the value of the services provided in accordance with the contracted conditions, net of estimated impairment losses. These include the services provided to customers, which were still not billed at the balance sheet date, as well as other trade accounts receivable related to the sale of cell phones, SIM cards, accessories, advertising and rent of IT equipment (“Soluciona TI” product).

The Company measures the provision for estimated loss for impairment in an amount equal to the loss of credit expected for a lifetime.

b)  Critical estimates and judgments

In determining whether the credit risk of a financial asset has increased significantly since the initial recognition and in estimating the expected credit losses, the Company considers reasonable and bearable information that is relevant and available. This includes quantitative and qualitative information and analysis, based on the Company's historical experience, credit assessment and considering forward-looking information. Although the Company believes that the assumptions used are reasonable, the results may be different.

c)  Breakdown

	12.31.18	12.31.17
Billed amounts	6,789,257	6,753,621
Unbilled amounts	2,454,810	2,481,364
Interconnection amounts	835,887	859,819
Amounts from related parties (Note 28)	148,814	201,021
Gross accounts receivable	10,228,768	10,295,825
Estimated impairment losses	(1,498,134)	(1,433,471)
Total	8,730,634	8,862,354

Current	8,304,382	8,588,466
Non-current	426,252	273,888

Consolidated balances of non-current trade accounts receivable include:

•R$160,979 at December 31, 2018 (R$122,651 at December 31, 2017), relating to the business model of resale of goods to legal entities, receivable within 24 months. At December 31, 2018, the impact of the present value adjustment was R$16,672  (R$16,011 at December 31, 2017).

•R$93,434, at December 31, 2018 (R$45,031, at December 31, 2017), net of the present value adjustment relating to the portion of accounts receivable arising from negotiations on the bankruptcy process of companies from the OI group. At December 31, 2018, the impact of the present value adjustment was R$25,931  (R$15,535 at December 31, 2017).

•R$171,839, at December 31, 2018, (R$106,206, at December 31, 2017), relating to “Soluciona TI”, which consists of lease of IT equipment to small and medium companies and receipt of fixed installments over the contractual term. Considering the contractual terms, this product was classified as a finance lease. At December 31, 2018, the impact of the present value adjustment was R$41,455  (R$33,614 at December 31, 2017).

The accounts receivable balances related to the "Soluciona IT" product include the following effects:

	12.31.18	12.31.17
Nominal amount receivable	573,094	434,743
Deferred financial income	(53,424)	(33,614)
Present value of accounts receivable	519,670	401,129
Estimated impairment losses	(196,435)	(154,666)
Net amount receivable	323,235	246,463

Current	151,396	140,257
Non-current	171,839	106,206

At December 31, 2018, the aging list of gross trade accounts receivable relating to the “Soluciona TI” product was as follows:

		Present value of accounts
	Nominal amount receivable	receivable
Falling due within one year	279,563	267,595
Falling due between one year and five years	293,531	252,075
Total	573,094	519,670

There are no unsecured residual values resulting in benefits to the lessor nor contingent payments recognized as revenue for the year.

The following is the amounts receivable, net of estimated losses for impairment of accounts receivable, by maturity:

	12.31.18	12.31.17
Falling due	6,485,154	6,635,125
Overdue – 1 to 30 days	1,096,639	1,132,008
Overdue – 31 to 60 days	305,019	375,176
Overdue – 61 to 90 days	200,401	232,648
Overdue – 91 to 120 days	220,221	105,342
Overdue – over 120 days	423,200	382,055
Total	8,730,634	8,862,354

At December 31, 2018 and 2017, no customer represented more than 10% of trade accounts receivable, net.

d)  Changes in losses for impairment

The following table shows the changes in estimated losses for impairment of accounts receivable.

Balance at 12/31/16	(1,399,895)
Supplement to estimated losses, net of resersal (Note 25)	(1,481,015)
Write-off due to use	1,456,158
Business combinations (Note 1.c.2)	(8,719)
Balance at 12/31/17	(1,433,471)
Initial adoption IFRS 9 on 01.01.18	(364,456)
Supplement to estimated losses, net of resersal (Note 25)	(1,533,660)
Write-off due to use	1,833,453
Balance at 12/31/18	(1,498,134)